Inventory	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 7 – Inventory

Inventory consisted of the following:
	December 31, 2018	December 31, 2017

Raw materials	$1,619,504	$1,513,306
Finished products	261,283	876,003
Work in process	76,271	183,249
Total Inventory	$1,957,058	$2,572,558

For the years ended December 31, 2018, 2017 and 2016, the Company recorded inventory write –offs in the amounts of $700,379, $13,908 and a recovery of 84,414, respectively.